THE LAZARD FUNDS, INC.
Lazard Global Equity Select Portfolio

Lazard US Equity Focus Portfolio

Lazard US Sustainable Equity Portfolio

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

Effective December 31, 2022, Ron Temple will no longer serve as a portfolio manager of each Fund. Accordingly, effective December 31, 2022, all references to Mr. Temple are removed from each Fund’s Summary Prospectus and the Funds’ Prospectus and Statement of Additional Information.

Dated: December 2, 2022